Goodwill and Intangible Assets - Summary of Company's intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 186,705		$ 186,705		$ 177,120	$ 177,094
Accumulated Amortization	(69,000)		(69,000)		(55,410)	(37,473)
Total	117,705		117,705		121,710	139,621
Amortization expense	4,600	$ 4,400	13,500	$ 13,400	17,900	17,100	$ 15,600
Trademarks and brands
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,736		11,736		11,690	11,690
Accumulated Amortization	(3,200)		(3,200)		(2,562)	(1,718)
Total	8,536		8,536		9,128	9,972
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	109,301		109,301		102,220	102,220
Accumulated Amortization	(34,194)		(34,194)		(27,720)	(19,148)
Total	75,107		75,107		74,500	83,072
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,599		65,599		63,210	63,184
Accumulated Amortization	(31,604)		(31,604)		(25,128)	(16,607)
Total	33,995		33,995		$ 38,082	$ 46,577
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	69		69
Accumulated Amortization	(2)		(2)
Total	$ 67		$ 67